[_]

                                   Bartlett









                         Semi-Annual Report
                              June 30, 2000

                                   BARTLETT
                           BASIC VALUE FUND

                                   BARTLETT
                   VALUE INTERNATIONAL FUND





--------------------------------------------------------------------------------
                               mutual funds
--------------------------------------------------------------------------------

[_]
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================================================================================

                            BARTLETT & CO. PROFILE

================================================================================

Bartlett Mutual Funds

Bartlett & Co., headquartered in Cincinnati, Ohio, is an asset management firm which manages $2.7 billion for individuals, family groups and institutions. Established in 1898, Bartlett & Co. has built a reputation among individual and institutional investors of strong performance and superior client service for over a century.

Bartlett & Co. offers its clients a diversity of investment products and services as follows:

         . Custom-Tailored Investment Portfolio Management

         . Consulting - Asset Allocation and Multi-Manager

         . Retirement Plan Services

         . Trust and Financial Planning Services

Our tradition of excellence, the breadth of our services, and the depth of our experience give Bartlett &Co. the capabilities to serve as your financial advisor.

================================================================================

                                   CONTENTS


                                                                 Pages
     ------------------------------------------------------------------
     Bartlett & Co. Profile                               Inside Cover
     ------------------------------------------------------------------
     President's Letter                                              2
     ------------------------------------------------------------------
     Reports to Shareholders
         Bartlett Basic Value Fund                                   3
         Bartlett Value International Fund                           8
     ------------------------------------------------------------------
     Growth of a $10,000 Investment                                 11
         Bartlett Basic Value Fund                                  12
         Bartlett Value International Fund                          14
     ------------------------------------------------------------------
     Industry Diversification                                       16
     ------------------------------------------------------------------
     Statements of Net Assets
         Bartlett Basic Value Fund                                  17
         Bartlett Value International Fund                          21
     ------------------------------------------------------------------
     Statements of Operations                                       25
     ------------------------------------------------------------------
     Statements of Changes in Net Assets
         Bartlett Basic Value Fund                                  26
         Bartlett Value International Fund                          27
     ------------------------------------------------------------------
     Financial Highlights
         Bartlett Basic Value Fund                                  28
         Bartlett Value International Fund                          30
     ------------------------------------------------------------------
     Notes to Financial Statements                                  32
     ------------------------------------------------------------------
     Trustees and Officers                                  Back Cover
     ------------------------------------------------------------------

     This report is for the information of shareholders of the Bartlett Mutual Funds. It may be used as sales literature if preceded or accompanied by a current prospectus of the Bartlett Mutual Funds.

================================================================================

================================================================================

                              PRESIDENT'S LETTER

================================================================================

Dear Shareholder,

We are pleased to provide you with the semi-annual report for the Bartlett Capital Trust, comprised of the Bartlett Basic Value Fund and the Bartlett Value International Fund, covering the six months ended June 30, 2000.

The Board of Trustees approved the following dividends and distributions per share, which were payable to shareholders of record on June 7th and June 14th, respectively:

                                                  Class A    Class C    Class Y
Basic Value:
  Ordinary Income Dividend                         $0.03      $  --      $0.04
  Long-Term Capital Gain
    Distribution                                   $0.79      $0.79      $0.79

Value International:
  Ordinary Income Dividend                         $0.02      $  --      $0.03

The past six months have been very volatile ones for stock markets in the U.S. and abroad. On the following pages, Pete Sorrentino and Jim Miller discuss Basic Value's investment performance and their views of the U.S. stock market. Following those comments, Madelynn Matlock discusses Value International's investment performance and her views on the outlook for markets overseas.

As always, we appreciate your support and welcome your comments or questions.

                                              Sincerely,



                                              /s/ Edward A. Taber, III
                                              ----------------------------
                                              Edward A. Taber, III
                                              President

================================================================================

                       BARTLETT BASIC VALUE FUND REPORT

================================================================================

                                               Three Months        Six Months
                                                   Ended              Ended
                                                  6/30/00            6/30/00
                                                 --------           --------
Basic Value Fund/1/                                -0.47%             +3.58%
S&P 500 Index (large-cap)                          -2.66%             -0.42%
BARRA Value Index/2/                               -4.29%             -4.07%
BARRA Mid-Cap Value Index                          -2.66%             +3.45%
Russell 2000 Value Index (small-cap)               +1.95%             +5.85%

[LOGO]
The first six months of the year could best be summed up as an equity market seeking direction -- rising interest rates impacting stock valuations, but generally good earnings growth keeping investors' attention. The net result: greater volatility and a generally flat stock market with bonds outperforming stocks.

     The second quarter stands in stark contrast to the first quarter of 2000 in terms of market action and performance leadership. The attention afforded those companies issuing negative earnings pre-announcements would have you believe the end is near. Looking at the actual reports and comparing this year with any of the last four, this year was actually an improvement. As reported by I/B/E/S, the number of earnings pre-announcements declined for the second quarter of 2000 versus the same period in 1999. Of those companies pre-announcing, only 60% were negative as compared with 80% during last year's second quarter. The implication is that, in general, the overall quality of corporate earnings is quite good and earnings expectations are very much in line with corporate operating results. Volatility in the market is escalating and routinely setting new highs. The stock-specific risk in the market is growing greater as market liquidity continues to decline. In addition, the influx of new money buying on price dips has given way to exodus stampedes at the first sign of trouble.

     As value investors, we count as one of our strengths the belief that we provide lower volatility returns and suffer less price erosion during market

--------------------
/1/ Reflects returns on Class A shares, excluding the 4.75% maximum sales charge effective July 21, 1997. Return information for the other share classes may be found on page 13.

/2/ The BARRA Value Index is a capitalization-weighted index constructed by dividing the stocks in the S&P 500 Index into two components (growth or value) according to book-to-price ratios. The BARRA Value Index is comprised of companies with higher book-to-price ratios, lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth.

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================================================================================

                       BARTLETT BASIC VALUE FUND REPORT
                                  (CONTINUED)

================================================================================


corrections. The first half of the year clearly qualified as a period where both conditions were manifest. The Basic Value Fund met the challenge during this time and delivered performance superior to the benchmark with less volatility.

     Performance was driven by exceptional returns from our exposure in the technology and health care sectors. In technology, a group that has had mixed performance this year, Intel posted a 62% gain and Nortel followed with a 35% gain. Both companies continue to exhibit very strong fundamentals in an area that has started to show signs of weakness. Health care, the best performing sector in the S&P 500 this year, was led by strong performances from Pharmacia Corporation (+46%) and Abbott Laboratories (+23%). The health care sector was shunned earlier this year, but as market volatility picked up and political risks appeared to diminish, investors began to appreciate the group's steady growth characteristics again.

     Our largest overweight, the financial services sector, helped performance, as Citigroup (+8%), Charter One Financial (+20%) and Chateau Communities (+9%) all helped relative performance. Of special note was the 19% rise in the value of Kansas City Southern Industries, the parent of the Janus and Berger mutual fund families. The finalization of the Stillwell Financial spin-off generated renewed interest in this top ten holding and aided our returns. Stillwell now resides in the financial services sector of the S&P 500.

     Regrettably, there were holdings in the Fund that detracted from this quarter's results, including: AT&T (-38%); Broadwing (-30%) and McDonald's (- 18%). We continue to be optimistic on the prospects for these issues, but are monitoring their performance carefully.

     The changes during the past six months were a continuation of the initiatives that started during the fourth quarter of 1999. Partial sales were done in Charter One Financial, Marshall & Ilsley and Chateau Communities, with the intent of further reducing our overweight in financial sector stocks. We took partial profits in Disney and Merck, and completely liquidated our holding in Cintas. These stocks had performed beyond our near-term expectations and we believed it prudent to reduce our exposure by taking profits.

     Our approach to investing in the areas of technology and health care was validated during the quarter as well. Our goal is to invest in companies that possess the capability of funding their growth independent of the capital markets. This practice provided a measure of insulation from the carnage that took place in much of the technology group. As the market is swept by countervailing winds of optimism and despair, we patiently await the opportunity to enhance our portfolio with truly outstanding companies from all corners of the global economy.

     Looking ahead, the portfolio is well positioned to continue its recent relative outperformance and we take comfort with the quality of the stocks in the portfolio as well as our current sector positioning.


/s/ Peter A. Sorrentino, CFA                         /s/ James A. Miller
-------------------------------                      -------------------------
Peter A. Sorrentino, CFA                             James A. Miller, CFA

--------------------------------------------------------------------------------

                        Measuring Both Risk and Return
           Bartlett Basic Value Fund vs. Standard & Poor's 500 Index
                         May 31, 1983 to June 30, 2000


                             [CHART APPEARS HERE]


This chart compares the historical average annual total return and the risk (as measured by the standard deviation) of the Bartlett Basic Value Fund and the Standard & Poor's 500 Index from May 31, 1983 to June 30, 2000. The S&P 500 Index is an unmanaged index of common stocks widely used as a measure of stock market activity. The return for the Index does not include any expenses or transaction costs. The return for the Fund includes such expenses and costs.

Standard deviation is a statistical measure of volatility often used as a measure of risk. In general, the greater the standard deviation, the greater the tendency to vary from the average annual total return. By comparing the magnitude of the standard deviations, the relative volatility of each investment can be determined. A lower standard deviation reflects lower volatility.

The average annual total return figures for both the Fund and the Index assume the reinvestment of dividends.

Of course, past performance is no guarantee of future results. The principal value and investment returns of the Fund fluctuate so that upon redemption, you may receive more or less than your original investment.

--------------------------------------------------------------------------------

*Reflects return on Class A shares, excluding the 4.75% maximum sales charge effective July 21, 1997. Return information for the other share classes may be found on page 13.

                         Largest Industry Allocations

           Bartlett Basic Value Fund vs. Standard & Poor's 500 Index
                                 June 30, 2000

                             [GRAPH APPEARS HERE]

                                      Percent of Total Portfolio
                                      --------------------------
                                         Fund          S&P 500
                                      ----------     -----------
              Financial                   20%            13%
              Technology                  19             33
              Health                      12             12
              Consumer Staples            11             10
              Basic Industry              10             10
              Communication Services       8              7

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--------------------------------------------------------------------------------
                         BARTLETT VALUE INTERNATIONAL
                                  FUND REPORT
--------------------------------------------------------------------------------
                                                Three Months       Six Months
                                                   Ended              Ended
                                                  6/30/00            6/30/00
                                                  -------            -------
Value International Fund/1/                        +2.49%             -3.51%
MSCI EAFE Index/2/                                 -3.96%             -4.06%
MSCI All-Country ex-U.S. Index/3/                  -4.13%             -3.08%

Bartlett Mutual Funds

In the market race for the second quarter of 2000, the New Economy rabbit stopped to catch his breath, while the Old Economy turtle broke into a trot. The reason for the change has much more to do with valuation than outlook. The rabbit just got too far ahead, with technology-related stock valuations implying earnings growth of 14% or more over the next ten years, while more mundane cyclical and consumer stocks discounted growth of only 2% to 3%. This spread made no sense, given that the Old Economy companies are the New Economy companies' customers. The resulting shuffle has left the overall EAFE (Europe, Australia and Far East) index lower for the first half of the year, but the return gaps have opened opportunities to add value in the portfolio during the second quarter.

     The portfolio benefited from exposure to pharmaceutical stocks like Pharmacia and Aventis, as well as food industry issues like Danone and Diageo. Despite the weaker technology sector, telecom equipment stocks Alcatel and Nortel also boosted the portfolio. Bank stock Allied Irish, along with Invensys, a U.K. capital equipment maker, and CNH Global, failed to keep pace. The very strong performance and heavy index weight of the telecommunications stocks made the index a difficult bogey to beat over

_________________
/1/ Reflects returns on Class A shares, excluding the 4.75% maximum sales charge effective July 21, 1997. Return information for the other share classes may be found on page 15.

/2/ The Morgan Stanley Capital International Europe, Australia, Far East (MSCI
    EAFE) Index is an unmanaged index of common stocks of foreign companies. The returns for the Index do not include any transaction costs associated with buying and selling securities in the Index or other administrative expenses. The returns for the Fund include such expenses.

/3/ The Morgan Stanley Capital International (MSCI) All-Country ex-U.S. Index is composed of 21 developed markets countries, 26 emerging markets countries and the countries of Israel and Luxembourg. The Index does not include the United States.

the last year, but the Fund's recent performance has been helped by having little exposure to the industry, as the prices on these stocks have dropped.

     The regional exposure of the portfolio was relatively unchanged, with investments in Europe and the Pacific roughly equaling their overall proportions of global gross domestic production. The performance of both regions was very similar over the quarter and so far in 2000, keeping the focus on the investment in various sectors of the world economy as the differentiating factor in investment performance.

     The gap between the growth expectations for the "New" and "Old" companies remains fairly wide, which means there are probably more disappointments in store for the technology and telecommunications area, while industrial and consumer companies may continue to do better than expected. The recovery in both Japan and the rest of Asia is moving along, which should improve the relative performance of stocks in this region after a rough time over the last several years. European economic growth is healthy, but the weak euro and wide variations in growth and inflation expectations across the region could negatively impact stock valuations. We continue to search for opportunities in the resulting misvaluations.

                                                 /s/ Madelynn M. Matlock

                                                 Madelynn M. Matlock, CFA
                                                 Portfolio Manager

--------------------------------------------------------------------------------
                         BARTLETT VALUE INTERNATIONAL
                            FUND REPORT (CONTINUED)
--------------------------------------------------------------------------------

                             Portfolio Composition
                     Bartlett Value International Fund vs.
                               MSCI EAFE Index*
                                  June 30, 2000

                             [GRAPH APPEARS HERE]

                                       Percent of Total Portfolio
                                       --------------------------
                                          Fund        EAFE Index
                                       ----------    ------------
                Americas                    9%             0%
                  Latin America             1              0
                  Canada                    4              0
                  Cash Equivalents          4              0
                Europe                     58             67
                Pacific                    33             33
                  Japan                    17             27

*The Morgan Stanley Capital International Europe, Australia, Far East (MSCI
EAFE)Index is an unmanaged index of common stocks of foreign companies.

--------------------------------------------------------------------------------
                        GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Bartlett mutual funds

     The following graphs compare each Fund's total return against that of a closely matched, broad-based securities market index.

     These performance tables and charts represent past performance and are no guarantee of future results. The investment return and principal value of the Funds will fluctuate so that upon redemption, you may receive more or less than your original cost.

The charts illustrate the cumulative total return of an initial $10,000 investment in each Fund for the periods indicated. The returns reflected in the chart for Class A shares reflect the maximum sales charge of 4.75% (the Average Annual Total Return table within each Class A chart provides information both including and excluding the effect of the maximum sales charge). A contingent deferred sales charge may be imposed under certain circumstances on Class A and C shares. Please refer to the prospectus for details. The performance tables and charts assume all dividends and distributions are reinvested at the net asset value on the reinvestment date and reflect the periodic absorption of some Fund expenses through the waiver of management fees. Had a portion of these fees not been waived, the Funds' total returns would have been slightly lower.

The lines representing the securities market indices (which is, in each case, an unmanaged index) do not include any transaction costs or other administrative expenses associated with buying and selling securities in the index.

                   ------------------------------------------
                        GROWTH OF A $10,000 INVESTMENT
                                  (CONTINUED)
                   ------------------------------------------

                             [GRAPH APPEARS HERE]

                   Bartlett Basic Value Fund Class A Shares
                      June 30, 1990 through June 30, 2000

                    _________________________________________
                         Average Annual Total Returns
                        For periods ended June 30, 2000
                    _________________________________________
                     1 Year    3 Years    5 Years    10 Years
                    _________________________________________
                     (4.28)%*   5.51%*     11.71%*    10.82%*
                     (8.84)%    3.80%      10.62%     10.29%
                    _________________________________________

                                   S&P 500                Basic Value
                                    Index               Class A Shares

       6/30/90                      10,000                    9,525**
       6/30/91                      10,739                    9,551
       6/30/92                      12,180                   11,136
       6/30/93                      13,840                   12,115
       6/30/94                      14,035                   12,812
       6/30/95                      17,693                   15,303
       6/30/96                      22,294                   18,331
       6/30/97                      30,032                   22,662
       6/30/98                      39,087                   27,919
       6/30/99                      47,982                   27,806
       6/30/00                      51,460                   26,616

*This line reflects return information on Class A shares excluding the maximum 4.75% sales charge which became effective July 21, 1997. The second line in the table reflects return information including the sales charge.

**The initial investment for Basic Value Fund Class A shares is net of the 4.75% sales charge.

The Standard & Poor's 500 Index is a broad-based, unmanaged index of common stocks commonly used to measure general stock market activity.

                   Bartlett Basic Value Fund Class C Shares
                   September 12, 1997 through June 30, 2000


                             [GRAPH APPEARS HERE]

                   _______________________________________
                         Average Annual Total Returns
                        For periods ended June 30, 2000
                   _______________________________________
                        1 Year           Life of Class
                                         (since 9/12/97)
                   _______________________________________
                        (5.07)%              1.89%
                   _______________________________________


                                   S&P 500                Basic Value
                                    Index*              Class C Shares

       9/12/97                      10,000                   10,000
       9/30/97                      10,547                   10,381
       12/31/97                     10,850                   10,607
       3/31/98                      12,363                   11,654
       6/30/98                      12,773                   11,224
       9/30/98                      11,505                    9,501
       12/31/98                     13,953                   10,921
       3/31/99                      14,649                   10,485
       6/30/99                      15,682                   11,101
       9/30/99                      14,700                    9,672
       12/31/99                     16,887                   10,218
       3/31/00                      17,274                   10,611
       6/30/00                      16,814                   10,538

* Index returns are for the periods beginning August 31, 1997.

The Standard & Poor's 500 Index is a broad-based, unmanaged index of common stocks commonly used to measure general stock market activity.

                   Bartlett Basic Value Fund Class Y Shares
                     August 15, 1997 through June 30, 2000

                             [GRAPH APPEARS HERE]

                     ______________________________________
                         Average Annual Total Returns
                        For periods ended June 30, 2000
                     ______________________________________
                           1 Year           Life of Class
                                           (since 8/15/97)
                     ______________________________________
                           (4.06)%              3.80%
                     ______________________________________

                                   S&P 500                Basic Value
                                    Index*              Class Y Shares

       8/18/97                      10,000                   10,000
       9/30/97                       9,957                   10,651
       12/31/97                     10,243                   10,922
       3/31/98                      11,670                   12,022
       6/30/98                      12,058                   11,623
       9/30/98                      10,861                    9,860
       12/31/98                     13,172                   11,359
       3/31/99                      13,829                   10,937
       6/30/99                      14,804                   11,605
       9/30/99                      13,876                   10,136
       12/31/99                     15,941                   10,733
       3/31/00                      16,306                   11,179
       6/30/00                      15,872                   11,134

*Index returns are for the periods beginning July 31, 1997.

The Standard & Poor's 500 Index is a broad-based, unmanaged index of common stocks commonly used to measure general stock market activity.

                ----------------------------------------------

                        GROWTH OF A $10,000 INVESTMENT
                                  (CONTINUED)

                ----------------------------------------------

                             [GRAPH APPEARS HERE]

               Bartlett Value International Fund Class A Shares
                      June 30, 1990 through June 30, 2000

                         Average Annual Total Returns
                        For periods ended June 30, 2000
               -----------------------------------------------------
                 1 Year       3 Years      5 Years       10 Years
               -----------------------------------------------------
                 13.88%*       4.00%*       9.72%*        8.02%*
                  8.45%        2.33%        8.66%         7.50%


                                     MSCI EAFE   International Fund
                                       Index       Class A Shares

                        6/30/90        10,000           9,525**
                        6/30/91         8,847           8,460
                        6/30/92         8,789          10,480
                        6/30/93        10,572          10,312
                        6/30/94        12,369          12,350
                        6/30/95        12,573          12,958
                        6/30/96        14,244          14,801
                        6/30/97        16,072          18,314
                        6/30/98        17,052          17,135
                        6/30/99        18,351          18,092
                        6/30/00        21,499          20,603

               *This line reflects return information on Class A
                shares excluding the maximum 4.75% sales charge which became effective July 21, 1997. The second line in the table reflects return information including the sales charge.

               **The initial investment for Value International Fund
                 Class A shares is net of the 4.75% sales charge.

               The Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is a broad-based, unmanaged index composed of select common stocks of companies based outside the United States and including Europe, Australia, and the Far East. It is often used to measure international stock market activity.

                             [GRAPH APPEARS HERE]

                Bartlett Value International Fund Class C Shares
                       July 23, 1997 through June 30, 2000

                          Average Annual Total Returns
                         For periods ended June 30, 2000
               -----------------------------------------------------
                     1 Year                      Life of Class
                                                (since 7/23/97)
               -----------------------------------------------------
                     13.08%                           2.72%

                                                       Value International
                                       MSCI EAFE           Fund Class C
                                         Index                Shares

                   7/23/97               10,000              10,000
                   9/30/97                9,772              10,070
                  12/31/97                9,006               8,913
                   3/31/98               10,331               9,601
                   6/30/98               10,441               9,130
                   9/30/98                8,957               7,618
                  12/31/98               10,807               8,588
                   3/31/99               10,957               8,755
                   6/30/99               11,236               9,568
                   9/30/99               11,729              10,101
                  12/31/99               13,721              11,254
                   3/31/00               13,706              10,575
                   6/30/00               13,163              10,820

               * Index returns are for the periods beginning July
                 31, 1997.

                Bartlett Value International Fund Class Y Shares
                      August 15, 1997 through June 30, 2000

                          Average Annual Total Returns
                         For periods ended June 30, 2000
               -----------------------------------------------------
                   1 Year                        Life of Class
                                                (since 8/15/97)
               -----------------------------------------------------
                   14.19%                              3.62%

                                MSCI EAFE      Value International
                                   Index          Fund Class Y

                 8/15/97           10,000               10,000
                 9/30/97            9,772               10,045
                12/31/97            9,006                8,906
                 3/31/98           10,331                9,621
                 6/30/98           10,441                9,173
                 9/30/98            8,957                7,671
                12/31/98           10,807                8,670
                 3/31/99           10,957                8,860
                 6/30/99           11,236                9,701
                 9/30/99           11,729               10,268
                12/31/99           13,721               11,466
                 3/31/00           13,706               10,808
                 6/30/00           13,163               11,078

               *Index returns are for the periods beginning July 31,
                1997.

               The Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is a broad-based, unmanaged index composed of select common stocks of companies based outside the United States and including Europe, Australia, and the Far East. It is often used to measure international stock market activity.

                   ----------------------------------------

                           INDUSTRY DIVERSIFICATION

                   ----------------------------------------

                       Bartlett Value International Fund
                           June 30, 2000 (Unaudited)



                                     % of Net Assets             Market Value
--------------------------------------------------------------------------------
                                                                    (000)
Automotive                                 3.3%                    $  1,340
Banking                                   13.0                        5,316
Chemicals                                  3.9                        1,590
Computer Services                          3.0                        1,211
Construction                               5.0                        2,046
Consumer Durable Goods                    13.3                        5,460
Diversified                                9.0                        3,715
Electronics                                6.6                        2,707
Investment Companies                       2.1                          873
Media/Broadcast                            1.9                          768
Metals & Mining                            4.6                        1,880
Miscellaneous Services                     3.3                        1,354
Oil & Gas                                  5.9                        2,436
Pharmaceuticals                            3.4                        1,386
Retail Sales                               2.6                        1,087
Telecommunications                         8.9                        3,667
Transportation                             5.8                        2,371
Short-Term Investments                     3.2                        1,300
                                   -----------                   ----------
Total Investment Portfolio                98.8                       40,507
Other Assets Less Liabilities              1.2                          511
                                   -----------                   ----------
Net Assets                               100.0%                     $41,018
                                   ===========                   ==========

                        ---------------------------------
                             STATEMENT OF NET ASSETS
                        ---------------------------------

                           Bartlett Basic Value Fund
                           June 30, 2000 (Unaudited)
                            (Amounts in Thousands)

                                                   Shares/Par     Market Value
------------------------------------------------------------------------------
Common Stocks and Equity Interests-- 99.7%
------------------------------------------------------------------------------
Basic Materials-- 2.7%
  Construction and Building Materials-- 2.7%
  Martin Marietta Materials, Inc.                      38           $ 1,537
------------------------------------------------------------------------------
Capital Goods-- 7.5%
  Electrical Equipment-- 2.5%
  Emerson Electric Co.                                 24             1,449
------------------------------------------------------------------------------
  Machinery (Diversified)-- 2.7%
  Dover Corporation                                    38             1,541
------------------------------------------------------------------------------
  Manufacturing (Diversified)-- 2.3%
  Tyco International Ltd.                              28             1,327
------------------------------------------------------------------------------
Communications Services-- 7.8%
  Telecommunications (Long Distance)-- 2.0%
  AT&T Corporation                                     37             1,170
------------------------------------------------------------------------------
  Telephone-- 5.8%
  Broadwing Inc.                                       46             1,193/A/
  WorldCom, Inc.                                       47             2,156/A/
                                                                    -------
                                                                      3,349
------------------------------------------------------------------------------
Consumer Cyclicals-- 6.1%
  Auto Parts and Equipment-- 0.1%
  Visteon Corporation                                   7                79/A/
------------------------------------------------------------------------------
  Automobiles-- 3.7%
  Ford Motor Company                                   50             2,150
------------------------------------------------------------------------------
  Retail (Discounters)-- 2.3%
  Family Dollar Stores, Inc.                           67             1,311
------------------------------------------------------------------------------
Consumer Staples-- 11.1%
  Beverages (Alcoholic) -- 2.6%
  Anheuser-Busch Companies, Inc.                       20             1,494
------------------------------------------------------------------------------
  Entertainment-- 4.5%
  The Walt Disney Company                              30             1,164
  Time Warner, Inc.                                    19             1,444
                                                                    -------
                                                                      2,608
------------------------------------------------------------------------------

                        ---------------------------------
                             STATEMENT OF NET ASSETS
                        ---------------------------------

                     Bartlett Basic Value Fund (Continued)
                           June 30, 2000 (Unaudited)
                            (Amounts in Thousands)

                                                   Shares/Par     Market Value
------------------------------------------------------------------------------
  Restaurants-- 2.4%
  McDonald's Corporation                               41           $ 1,351
------------------------------------------------------------------------------
  Retail (Drug Stores)-- 1.6%
  CVS Corporation                                      23               920
------------------------------------------------------------------------------
Energy-- 7.3%
  Oil and Gas (Exploration and Production)-- 2.6%
  Unocal Corporation                                   45             1,491
------------------------------------------------------------------------------
  Oil and Gas (Refining and Marketing)-- 4.7%
  Total Fina Elf                                       35             2,688
------------------------------------------------------------------------------
Financials-- 19.7%
  Banks (Major Regional)-- 3.1%
  Mellon Financial Corporation                         50             1,822
------------------------------------------------------------------------------
  Financial (Diversified)-- 14.0%
  Chateau Communities, Inc.                            94             2,655
  Citigroup Inc.                                       42             2,531
  Fannie Mae                                           55             2,870
                                                                    -------
                                                                      8,056
------------------------------------------------------------------------------
  Savings and Loan Companies-- 2.6%
  Charter One Financial, Inc.                          65             1,495
------------------------------------------------------------------------------
Health Care-- 11.7%
  Health Care (Diversified)-- 7.4%
  Abbott Laboratories                                  60             2,674
  Johnson & Johnson                                    16             1,599
                                                                    -------
                                                                      4,273

------------------------------------------------------------------------------
  Health Care (Drugs/Major Pharmaceuticals)-- 4.3%
  Merck & Co., Inc.                                    17             1,303
  Pharmacia Corporation                                23             1,189
                                                                    -------
                                                                      2,492
------------------------------------------------------------------------------

                                                   Shares/Par     Market Value
------------------------------------------------------------------------------
Technology-- 18.9%
  Communications Equipment-- 4.9%
  Lucent Technologies, Inc.                            24           $ 1,422
  Nortel Networks Corporation                          21             1,406
                                                                    -------
                                                                      2,828
------------------------------------------------------------------------------
  Computers (Hardware)-- 6.7%
  Dell Computer Corporation                            35             1,701/A/
  International Business Machines Corporation          20             2,169
                                                                    -------
                                                                      3,870
------------------------------------------------------------------------------
  Computers (Software/Services)-- 3.5%
  Microsoft Corporation                                25             2,000/A/
------------------------------------------------------------------------------
  Electronics (Semiconductors)-- 3.8%
  Intel Corporation                                    16             2,166
------------------------------------------------------------------------------
Transportation-- 6.9%
  Railroads-- 6.9%
  Kansas City Southern Industries, Inc.                30             2,661
  Union Pacific Corporation                            35             1,301
                                                                    -------
                                                                      3,962
------------------------------------------------------------------------------
Total Common Stocks and
  Equity Interests                                                  $57,429
------------------------------------------------------------------------------
  (Identified Cost-- $41,934)
------------------------------------------------------------------------------
Total Investments-- 99.7%                                            57,429
------------------------------------------------------------------------------
  (Identified Cost-- $41,934)
------------------------------------------------------------------------------
Other Assets Less Liabilities--0.3%                                     179
------------------------------------------------------------------------------
Net Assets Consisting of:
  Capital shares                                                     34,648
  Distributions in excess of net investment income                     (128)
  Accumulated net realized gain/(loss)
   on investments and currency transactions                           7,593
  Net unrealized appreciation/(depreciation)
   of investments and currency transactions                          15,495
------------------------------------------------------------------------------
Net Assets-- 100.0%                                                 $57,608
------------------------------------------------------------------------------

                        ---------------------------------
                             STATEMENT OF NET ASSETS
                        ---------------------------------

                     Bartlett Basic Value Fund (Continued)
                           June 30, 2000 (Unaudited)
                            (Amounts in Thousands)

--------------------------------------------------------------------------------
Net asset value and redemption price per share--
 Class A ($56,406 / 4,047 shs)                                            $13.94
================================================================================
Maximum offering price per share-- Class A (net
 asset value plus sales charge of 4.75% of offering price)                $14.64
================================================================================
Net asset value, offering price and redemption price
 per share-- Class C ($832 / 61 shs)                                      $13.71
================================================================================
Net asset value, offering price and redemption price
 per share-- Class Y ($370 / 26 shs)                                      $13.92
================================================================================
/A/Non-income producing.

See notes to financial statements.

                        ---------------------------------
                             STATEMENT OF NET ASSETS
                        ---------------------------------

                       Bartlett Value International Fund
                           June 30, 2000 (Unaudited)
                            (Amounts in Thousands)

                                                   Shares/Par     Market Value
------------------------------------------------------------------------------

Common Stocks and Equity Interests-- 94.2%
------------------------------------------------------------------------------
Argentina-- 1.0%
  Telecom Argentina Stet - France Telecom SA ADR       15            $  413
------------------------------------------------------------------------------
Australia-- 7.7%
  Brambles Industries Limited                          39             1,204
  National Australia Bank Limited ADR                  14             1,177
  The News Corporation Limited ADR                     14               768
                                                                     ------
                                                                      3,149
------------------------------------------------------------------------------
Canada-- 2.3%
  Nortel Networks Corporation                          14               955
------------------------------------------------------------------------------
France-- 15.7%
  Alcatel SA ADR                                       20             1,330
  Aventis SA ADR                                       18             1,312
  Cie de Saint Gobain                                   6               863
  Compagnie Generale des Etablissements Michelin       27               869
  Groupe Danone                                        46             1,239
  Total Fina Elf                                       11               830
                                                                     ------
                                                                      6,443
------------------------------------------------------------------------------
Germany-- 7.3%
  Buderus AG                                           67             1,067
  DaimlerChrysler AG                                   15               775
  Deutsche Lufthansa AG                                51             1,167
                                                                     ------
                                                                      3,009
------------------------------------------------------------------------------
Hong Kong-- 1.8%
  Jardine Strategic Holdings Limited                  250               747
------------------------------------------------------------------------------
India-- 0.5%
  Morgan Stanley Dean Witter India Investment Fund     17               208/A/
------------------------------------------------------------------------------
Ireland-- 2.3%
  Allied Irish Banks plc ADR                           54               951
------------------------------------------------------------------------------
Italy-- 2.6%
  San Paolo - IMI SpA ADR                              30             1,054
------------------------------------------------------------------------------

                        ------------------------------
                            STATEMENT OF NET ASSETS
                        ------------------------------

                 Bartlett Value International Fund (Continued)
                           June 30, 2000 (Unaudited)
                            (Amounts in Thousands)

                                                   Shares/Par     Market Value
------------------------------------------------------------------------------
Japan-- 17.5%
  Canon, Inc.                                          22           $ 1,095
  Fujitsu Limited                                      35             1,211
  Ito-Yokado Co., Ltd. ADR                              6               353
  Matsumotokiyoshi                                      7               734
  Matsushita Electric Industrial Company Ltd.          43             1,114
  Rohm Company Ltd.                                     4             1,022
  Secom Co., Ltd.                                      14             1,023
  Terumo Corporation                                   18               609
                                                                    --------
                                                                      7,161
-----------------------------------------------------------------------------
Netherlands-- 3.2%
  CNH Global N.V.                                      79               728
  Koninklijke (Royal) Philips Electronics N.V.         12               570
                                                                    --------
                                                                      1,298
-----------------------------------------------------------------------------
Norway-- 0.7%
  Norsk Hydro ASA ADR                                   7               278
-----------------------------------------------------------------------------
Portugal-- 2.1%
  Banco Comercial Portugues, SA ADR                    34               867
-----------------------------------------------------------------------------
Singapore-- 2.0%
  Natsteel Ltd.                                       280               386
  Singapore Telecomm                                  300               439
                                                                    --------
                                                                        825
-----------------------------------------------------------------------------
South Korea-- 2.5%
  Korea Electric Power Corporation ADR                 18               332
  Korea Fund, Inc.                                     20               283/A/
  Pohang Iron & Steel Company Ltd. ADR                 17               410
                                                                    --------
                                                                      1,025
-----------------------------------------------------------------------------
Spain-- 3.9%
  Endesa SA ADR                                        40               780
  Repsol YPF, SA ADR                                   42               826
                                                                    --------
                                                                      1,606
-----------------------------------------------------------------------------

                                        Maturity
                                  Rate    Date     Shares/Par     Market Value
------------------------------------------------------------------------------
Sweden-- 3.0%
  Cardo AB                                             26            $  455
  Pharmacia Corporation                                15               777
                                                                    --------
                                                                      1,232
------------------------------------------------------------------------------
Switzerland-- 3.1%
  Novartis AG                                           1             1,267/A/
------------------------------------------------------------------------------
Taiwan-- 0.9%
  Taiwan Fund Inc.                                     20               383
------------------------------------------------------------------------------
United Kingdom-- 14.1%
  British Telecommunications plc ADR                    4               529
  Cadbury Schweppes plc ADR                            45             1,181
  Diageo plc ADR                                       30             1,075
  Invensys plc                                        263               988
  Rio Tinto plc ADR                                    17             1,083
  Tomkins plc ADR                                      71               914
                                                                    --------
                                                                      5,770
------------------------------------------------------------------------------
Total Common Stocks and
  Equity Interests                                                   38,641
------------------------------------------------------------------------------
  (Identified Cost-- $31,110)
------------------------------------------------------------------------------
Convertible Bonds-- 1.4%
------------------------------------------------------------------------------
  Canada-- 1.4%
  Magna International Inc.        5%    10/15/02     $550               566
------------------------------------------------------------------------------
Total Convertible Bonds                                                 566
------------------------------------------------------------------------------
  (Identified Cost-- $677)
------------------------------------------------------------------------------
Repurchase Agreements-- 3.2%
------------------------------------------------------------------------------
  State Street Bank & Trust Company
    3.50%, dated 6/30/00, to be repurchased
    at $1,300 on 7/3/00 (Collateral: $1,440
    Federal Home Loan Bank Note, 5.823%,
    due 5/6/09, value $1,343)                                         1,300
------------------------------------------------------------------------------
Total Repurchase Agreements                                           1,300
------------------------------------------------------------------------------
  (Identified Cost-- $1,300)
------------------------------------------------------------------------------

                        ------------------------------
                            STATEMENT OF NET ASSETS
                        ------------------------------

                 Bartlett Value International Fund (Continued)
                           June 30, 2000 (Unaudited)
                            (Amounts in Thousands)

                                                                Market Value
----------------------------------------------------------------------------
  Total Investments-- 98.8%                                         $40,507
  (Identified Cost-- $33,087)
----------------------------------------------------------------------------
Other Assets Less Liabilities-- 1.2%                                    511
----------------------------------------------------------------------------
Net Assets Consisting of:
  Capital shares                                                     30,785
  Distributions in excess of net investment income                   (1,280)
  Accumulated net realized gain/(loss)
    on investments and currency transactions                          4,094
  Net unrealized appreciation/(depreciation)
    of investments and currency transactions                          7,419
----------------------------------------------------------------------------
Net Assets-- 100.0%                                                 $41,018
============================================================================
  Net asset value and redemption price per
  share-- Class A ($34,427 / 2,463 shs)                             $ 13.98
============================================================================
  Maximum offering price per share -- Class A (net
  asset value plus sales charge of 4.75% of
  offering price)                                                   $ 14.68
============================================================================
  Net asset value, offering price and redemption
  price per share-- Class C ($3,537 / 258 shs)                      $ 13.69
============================================================================
  Net asset value, offering price and redemption
  price per share-- Class Y ($3,054 / 219 shs)                      $ 13.94
============================================================================

/A/ Non-income producing.

See notes to financial statements.

                        ------------------------------
                           STATEMENTS OF OPERATIONS
                        ------------------------------

              For the Six Months Ended June 30, 2000 (Unaudited)
                            (Amounts in Thousands)

                                                                 Bartlett Value
                                             Bartlett Basic      International
                                               Value Fund            Fund
-------------------------------------------------------------------------------
Investment Income:
-------------------------------------------------------------------------------
   Dividends                                       $ 546              $ 540
   Less foreign taxes withheld                        (5)               (60)
   Interest                                            7                 60
-------------------------------------------------------------------------------
Total Investment Income                              548                540
-------------------------------------------------------------------------------
Expenses:
-------------------------------------------------------------------------------
   Investment advisory fees                          240                264
   Distribution and service fees                      83                 62
   Custodian fees                                     33                 60
   Legal and audit fees                               12                 23
   Trustees' fees                                     16                 16
   Registration fees                                  23                 19
   Reports to shareholders                            10                 10
   Transfer agent and shareholder
      servicing expense                                7                 10
   Other expenses                                      1                  1
   Less expenses waived                              (55)               (75)
-------------------------------------------------------------------------------
Total Expenses                                       370                390
-------------------------------------------------------------------------------
Net Investment Income/(Loss)                         178                150
-------------------------------------------------------------------------------
Net Realized and Unrealized
   Gain/(Loss):
   Realized gain/(loss) on:
     Investments sold                              7,285              4,296
     Foreign currency transactions                    --                (79)
   Change in unrealized appreciation of:
     Investments                                  (5,499)            (6,310)
     Assets and liabilities denominated
       in foreign currencies                          --                 (1)
-------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss)            1,786             (2,094)
-------------------------------------------------------------------------------
Change in Net Assets Resulting
   From Operations                                $1,964            $(1,944)
-------------------------------------------------------------------------------

See notes to financial statements.

                    ---------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
                    ---------------------------------------

                           Bartlett Basic Value Fund
                            (Amounts in Thousands)

                                                   Six Months       Year
                                                      Ended         Ended
                                                     6/30/00      12/31/99
                                                   (Unaudited)
----------------------------------------------------------------------------
From operations:
----------------------------------------------------------------------------
  Net investment income/(loss)                     $    178        $    782
  Net realized gain/(loss) on investments and
    foreign currency transactions                     7,285          15,221
  Change in unrealized appreciation/(depreciation)
    of investments and assets and liabilities
    denominated in foreign currencies                (5,499)        (21,827)
----------------------------------------------------------------------------
Change in net assets resulting
   from operations                                    1,964          (5,824)
----------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------
  From net investment income:
    Class A shares                                     (122)         (1,297)
    Class C shares                                       --              (3)
    Class Y shares                                       (1)            (27)
  From net realized gains on security transactions:
    Class A shares                                   (3,039)        (12,107)
    Class C shares                                      (45)           (231)
    Class Y shares                                      (20)           (148)
----------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                      (3,227)        (13,813)
----------------------------------------------------------------------------
Change in net assets from Fund share
  transactions                                      (15,016)        (30,726)
----------------------------------------------------------------------------
Change in net assets                                (16,279)        (50,363)

Net assets:
   Beginning of period                               73,887         124,250
----------------------------------------------------------------------------
   End of period                                   $ 57,608        $ 73,887
----------------------------------------------------------------------------
Under/(over) distributed net investment
  income                                           $   (128)       $   (183)
============================================================================

See notes to financial statements.

--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                       Bartlett Value International Fund
                            (Amounts in Thousands)

                                                    Six Months         Year
                                                      Ended           Ended
                                                     6/30/00        12/31/99
                                                   (Unaudited)
-----------------------------------------------------------------------------
From operations:
-----------------------------------------------------------------------------
Net investment income/(loss)                       $    150        $    787
Net realized gain/(loss) on investments and
  foreign currency transactions                       4,217           4,092
Change in unrealized appreciation/(depreciation)
  of investments and assets and liabilities
  denominated in foreign currencies                  (6,311)          7,987
-----------------------------------------------------------------------------
Change in net assets resulting
  from operations                                    (1,944)         12,866
-----------------------------------------------------------------------------
Distributions to shareholders:
-----------------------------------------------------------------------------
  From net investment income:
    Class A shares                                      (50)         (1,809)
    Class C shares                                       --            (148)
    Class Y shares                                       (6)           (176)
-----------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                       (56)         (2,133)
-----------------------------------------------------------------------------
Change in net assets from Fund share
  transactions                                       (5,767)        (19,130)
-----------------------------------------------------------------------------
Change in net assets                                 (7,767)         (8,397)
Net assets:
   Beginning of period                               48,785          57,182
-----------------------------------------------------------------------------
   End of period                                   $ 41,018        $ 48,785
-----------------------------------------------------------------------------
Under/(over) distributed net investment
  income                                           $ (1,280)       $ (1,374)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                           Bartlett Basic Value Fund
                For a Share Outstanding Throughout Each Period

                                     Investment Operations                            Distributions
                                 --------------------------------------- --------------------------------------
                      Net Asset     Net      Net Realized       Total       From       From                     Net Asset
                        Value,   Investment  and Unrealized      From        Net        Net                       Value,
                      Beginning   Income/    Gains/(Losses)   Investment Investment  Realized       Total         End of
                      of Period   (Loss)     on Investments   Operations   Income      Gains      Distributions   Period
=========================================================================================================================
Class A Shares
  Six Months Ended
    June 30, 2000*      $14.24    $0.02B         $0.50           $0.52      $(0.03)    $(0.79)      $(0.82)       $13.94
  Years Ended Dec. 31,
    1999                 18.34     0.18B         (1.25)          (1.07)      (0.26)     (2.77)       (3.03)        14.24
    1998                 18.95     0.20B          0.48            0.68       (0.14)     (1.15)       (1.29)        18.34
  Nine Months Ended
    Dec. 31, 1997/A/     18.33     0.19B          5.59            5.78       (0.22)     (4.94)       (5.16)        18.95
  Years Ended March 31,
    1997                 17.94     0.22           1.82            2.04       (0.26)     (1.39)       (1.65)        18.33
    1996                 15.39     0.30           3.32            3.62       (0.24)     (0.83)       (1.07)        17.94
=========================================================================================================================


                                                      Ratios/Supplemental Data
                              ----------------------------------------------------------------------------
                                                               Net
                                                           Investment                          Net Assets,
                                              Expenses      Income (Loss)      Portfolio         End of
                                Total        to Average     to Average         Turnover          Period
                               Return/E/     Net Assets      Net Assets         Rate          (in thousands)
============================================================================================================
Class A Shares
  Six Months Ended
    June 30, 2000*              3.58%/H/       1.15%/B,I/    0.57%/B,I/       31%/I/           $ 56,406
  Years Ended Dec. 31,
    1999                       (5.73)%         1.15%/B/      0.93%/B/         46%                71,843
    1998                        3.76%          1.08%B        1.05%/B/         28%               119,626
  Nine Months Ended
    Dec. 31, 1997/A/           33.14%/H/       1.13%/B,I/    1.15%/B,I/       42%/I/            133,076
  Years Ended March 31,
    1997                       11.30%          1.16%         1.18%            23%               119,208
    1996                       24.05%          1.17%         1.79%            25%               125,636
============================================================================================================


                                        Investment Operations                          Distributions
                                   ---------------------------------------- ---------------------------------------
                       Net Asset       Net       Net Realized      Total      From       From                         Net Asset
                         Value,     Investment  and Unrealized      From       Net        Net                           Value,
                        Beginning    Income/    Gains/(Losses)   Investment Investment Realized          Total          End of
                       of Period    (Loss)      on Investments   Operations   Income     Gains        Distributions     Period
==============================================================================================================================
Class C Shares
  Six Months Ended
    June 30, 2000*      $14.05     $(0.06)/C/       $0.51          $0.45       $ --     $(0.79)        $(0.79)         $13.71
  Years Ended Dec. 31,
    1999                 18.03       0.02/C/        (1.20)         (1.18)     (0.03)     (2.77)         (2.80)          14.05
    1998                 18.75       0.10/C/         0.41           0.51      (0.08)     (1.15)         (1.23)          18.03
    1997/F/              22.84       0.24/C/         0.88           1.12      (0.27)     (4.94)         (5.21)          18.75

Class Y Shares
  Six Months Ended
    June 30, 2000*      $14.21     $(0.01)/D/       $0.55          $0.54     $(0.04)    $(0.79)        $(0.83)         $13.92
  Years Ended Dec. 31,
    1999                 18.31       0.21/D/        (1.24)         (1.03)     (0.30)     (2.77)         (3.07)          14.21
    1998                 18.87       0.25/D/         0.47           0.72      (0.13)     (1.15)         (1.28)          18.31
    1997/G/              21.92       0.18/D/         1.94           2.12      (0.23)     (4.94)         (5.17)          18.87
==============================================================================================================================

                                                              Ratios/Supplemental Data

                                 ----------------------------------------------------------------------------
                                                                Net
                                                             Investment                     Net Assets,
                                               Expenses     Income (Loss)    Portfolio        End of
                                  Total       to Average     to Average       Turnover        Period
                                 Return/E/    Net Assets     Net Assets        Rate        (in thousands)
============================================================================================================
Class C Shares
  Six Months Ended

    June 30, 2000*                3.13%/H/     1.90%/C,I/    (0.19)%/C,I/     31%/I/         $  832
  Years Ended Dec. 31,
    1999                         (6.44)%       1.90%/C/      0.18%/C/         46%             1,181
    1998                          2.96%        1.90%/C/      0.29%/C/         28%             2,228
    1997/F/                       6.07%/H      1.90%/C,I/    1.11%/C,I/       42%/I/            395

Class Y Shares
  Six Months Ended
    June 30, 2000*               3.74%/H/      0.89%/D,I/    0.45%/D,I/      31%/I/           $ 370
  Years Ended Dec. 31,
    1999                         (5.51)%       0.90%/D/      1.14%/D/        46%                863
    1998                          3.99%        0.82%/D/      1.31%/D/        28%              2,396
    1997/G/                      10.97%/H/     0.86%/D,I/    1.51%/D,I/      42%/I/           2,387
============================================================================================================

/A/ The year end for Bartlett Basic Value Fund was changed from March 31 to December 31.
/B/ Net of fees waived pursuant to a voluntary expense limitation of 1.15%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, 1.32%; 1999, 1.23%; 1998, 1.20%; 1997, 1.19%.
/C/ Net of fees waived pursuant to a voluntary expense limitation of 1.90%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, 2.12%; 1999, 2.06%; 1998, 2.02%; 1997, 2.00%.
/D/ Net of fees waived pursuant to a voluntary expense limitation of 0.90%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, 1.05%; 1999, 0.98%; 1998, 0.94%; 1997, 0.96%.
/E/    Excluding sales charge on Class A shares.
/F/ For the period September 12, 1997 (commencement of operations of this class) to December 31, 1997.
/G/ For the period August 15, 1997 (commencement of operations of this class) to December 31, 1997.
/H/    Not annualized.
/I/    Annualized.

/*/    Unaudited.

See notes to financial statements.

                             FINANCIAL HIGHLIGHTS

                       Bartlett Value International Fund
                For a Share Outstanding Throughout Each Period

                                                 Investment Operations                                Distributions
                                       ---------------------------------------   ---------------------------------------------------
                           Net Asset      Net       Net Realized      Total        From        In Excess      From
                            Value,     Investment  and Unrealized      From         Net          of Net        Net
                           Beginning    Income/    Gains/(Losses)   Investment   Investment    Investment   Realized     Total
                           of Period    (Loss)     on Investments     Income       Income      Operations     Gains   Distributions
====================================================================================================================================
Class A Shares
  Six Months Ended
    June 30, 2000*          $14.51     $ 0.04/C/       $(0.55)        $(0.51)     $(0.02)        $   --       $   --      $(0.02)
  Years Ended Dec. 31,
    1999                     11.50       0.21/B,C/       3.36           3.57       (0.56)            --           --       (0.56)
    1998                     12.45      (0.02)/C/       (0.35)         (0.37)      (0.20)            --        (0.38)      (0.58)
  Nine Months Ended
    Dec. 31, 1997/A/         13.64       0.05/C/         0.31           0.36       (0.17)            --        (1.38)      (1.55)
  Years Ended March 31,
    1997                     12.59       0.08            1.81           1.89       (0.08)         (0.01)       (0.75)      (0.84)
    1996                     11.64       0.13            1.33           1.46       (0.13)         (0.01)       (0.37)      (0.51)
====================================================================================================================================

                         Net Asset
                           Value,
                           End of
                           Period
==================================
Class A Shares
  Six Months Ended
    June 30, 2000*         $13.98
  Years Ended Dec. 31,
    1999                    14.51
    1998                    11.50
  Nine Months Ended
    Dec. 31, 1997A          12.45
  Years Ended March 31,
    1997                    13.64
    1996                    12.59
==================================

                                              Ratios/Supplemental Data
                                 ---------------------------------------------------------------
                                                         Net
                                                        Investment                 Net Assets,
                                            Expenses   Income (Loss)  Portfolio      End of
                                  Total    to Average   to Average     Turnover      Period
                                 Return/F/ Net Assets   Net Assets      Rate      (in thousands)
-------------------------------------------------------------------------------------------------
Class A Shares
  Six Months Ended
    June 30, 2000*               (3.51)%/I/ 1.80%/C,J/    0.76%/C,J/     24%/J/      $34,427
 Years Ended Dec. 31,
    1999                         32.02%     1.80%/C/      1.69%/C/       23%          41,292
    1998                         (2.88)%    1.73%/C/      0.37%/C/       27%          47,856
  Nine Months Ended
    Dec. 31, 1997A                2.79%/I/  1.78%/C,J/    0.49%/C,J/     44%/J/       68,648
  Years Ended March 31,
    1997                         15.45%     1.81%         0.62%          31%          83,973
    1996                         12.76%     1.83%         1.06%          38%          72,041
-------------------------------------------------------------------------------------------------

                                             Investment Operations                         Distributions
                                    --------------------------------------- ----------------------------------------------------
                       Net Asset       Net       Net Realized      Total         From     In Excess      From
                         Value,     Investment  and Unrealized      From          Net       of Net        Net
                        Beginning    Income/    Gains/(Losses)   Investment    Investment Investment   Realized       Total
                       of Period      (Loss)    on Investments   Operations      Income   Operations     Gains    Distributions
================================================================================================================================
Class C Shares
  Six Months Ended
    June 30, 2000*       $14.24       $(0.31)/D/     $(0.24)       $(0.55)        $   --      $ --       $   --      $   --
  Years Ended Dec. 31,
    1999                  11.34         0.15/B,D/      3.27          3.42          (0.52)       --           --       (0.52)
    1998                  12.30         0.10/D/       (0.55)        (0.45)         (0.13)       --        (0.38)      (0.51)
    1997/G/               15.70         0.08/D/       (1.82)        (1.74)         (0.28)       --        (1.38)      (1.66)

Class Y Shares
  Six Months Ended
    June 30, 2000*       $14.46       $ 0.18/E/      $(0.67)       $(0.49)        $(0.03)     $ --       $   --      $(0.03)
  Years Ended Dec. 31,
    1999                  11.46         0.24/B,E/      3.34          3.58          (0.58)       --           --       (0.58)
    1998                  12.33        (0.37)/E/       0.04         (0.33)         (0.16)       --        (0.38)      (0.54)
    1997/H/               15.27       (0.11)/E/       (1.21)        (1.32)         (0.24)       --        (1.38)      (1.62)
================================================================================================================================

                                      Net Asset
                                        Value,
                                        End of
                                        Period
===============================================
Class C Shares
  Six Months Ended
    June 30, 2000*                      $13.69
  Years Ended Dec. 31,
    1999                                 14.24
    1998                                 11.34
    1997/G/                              12.30

Class Y Shares
  Six Months Ended
    June 30, 2000*                      $13.94
  Years Ended Dec. 31,
    1999                                 14.46
    1998                                 11.46
    1997/H/                              12.33
===============================================

                                                        Ratios/Supplemental Data
                                 ---------------------------------------------------------------------
                                                               Net
                                                           Investment                    Net Assets,
                                            Expenses      Income (Loss)     Portfolio      End of
                                  Total    to Average      to Average       Turnover      Period
                                 Return/F/ Net Assets      Net Assets        Rate      (in thousands)
======================================================================================================
Class C Shares
  Six Months Ended
    June 30 2000*                (3.86)%/I/   2.55%/D,J/       0.02%/D,J/      24%/J/     $ 3,537
  Years Ended Dec. 31,
    1999                         31.04%       2.55%/D/         1.00%/D/        23%          4,063
    1998                         (3.64)%      2.55%/D/        (0.55)%/D/       27%          3,916
    1997/G/                     (10.87)%/I/   2.55%/D,J/      (1.68)%/D,J/     44%/J/         895

Class Y Shares
  Six Months Ended
    June 30, 2000*               (3.38)%/I/   1.55%/E,J/       1.02%/E,J/      24%/J/     $ 3,054
  Years Ended Dec. 31,
    1999                         32.25%       1.55%/E/         1.79%/E/        23%          3,430
    1998                         (2.65)%      1.47%/E/         0.61%/E/        27%          5,410
    1997/H/                      (8.38)%/I/   1.44%/E,J/      (0.75)%/E,J/     44%/J/      13,084
======================================================================================================

/A/ The year end for Bartlett Value International Fund was changed from March 31 to December 31.
/B/  Net income per share is calculated using monthly average shares.
/C/ Net of fees waived pursuant to a voluntary expense limitation of 1.80%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period woul
/D/  have been as follows: 2000, 2.16%; 1999, 2.01%; 1998, 1.87%; 1997, 1.95%. D
     Net of fees waived pursuant to a voluntary expense limitation of 2.55%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, 2.92%; 1999, 2.76%; 1998, 2.69%; 1997, 2.70%.
/E/ Net of fees waived pursuant to a voluntary expense limitation of 1.55%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, 1.86%; 1999, 1.74%; 1998, 1.61%; 1997, 1.59%.
/F/  Excluding sales charge.
/G/ For the period July 23, 1997 (commencement of operations of this class) to December 31, 1997. H For the period August 15, 1997 (commencement of operations of this class) to December 31, 1997. I Not annualized.
/J/  Annualized.
*    Unaudited.

See notes to financial statements.

================================================================================

                         NOTES TO FINANCIAL STATEMENTS

================================================================================

                           June 30, 2000 (Unaudited)
                            (Amounts in Thousands)

1    Significant Accounting Policies

     Bartlett Capital Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Bartlett Capital Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 31, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Bartlett Basic Value Fund and Bartlett Value International Fund (each a "Fund").

     Each Fund consists of three classes of shares: Class A, offered since 1983 for Basic Value and since 1989 for Value International; Class C, offered since 1997 for both Basic Value Fund and Value International Fund; and Class Y, offered to certain institutional investors since 1997 for both Basic Value Fund and Value International Fund.

     The income and expenses of each of these Funds are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Class A and Class C shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

     The following is a summary of the investment objectives followed by the
Funds:

     Bartlett Basic Value Fund seeks capital appreciation by investing primarily in common stocks or securities convertible into common stocks that are believed by Bartlett & Co. ("Adviser") to be attractively priced relative to their intrinsic value. Income is a secondary consideration.

     Bartlett Value International Fund seeks capital appreciation by investing primarily in foreign equity securities believed by the Adviser to be attractively priced relative to their intrinsic value. Income is a secondary consideration.

     The following is a summary of the significant accounting policies of Bartlett Capital Trust:

     Security Valuation - Securities owned by each Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value as determined by Bartlett, under authority delegated by the Board of Trustees.

     Equity securities and options listed on exchanges are valued at the last sale price as of the close of business on the day the securities are being valued. Listed securities not traded on a particular day and securities traded in the over-the-counter market are valued at the mean between the closing bid and ask prices quoted by brokers or dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market.

     Fixed income securities generally are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fixed income securities having a maturity of less than 60 days are valued at amortized cost.

     Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

     (ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     Investment Income and Distributions to Shareholders - Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid quarterly by the Funds. Net capital gain distributions, which are calculated at the composite level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

================================================================================

                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

================================================================================

     Security Transactions - Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

     At June 30, 2000, there were no receivables for securities sold or payables for securities purchased for either Fund.

     Federal Income Taxes - No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Value International has unused capital loss carryforwards for federal income tax purposes of $41 which will expire in 2006.

     Use of Estimates - Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2    Investment Transactions

     For the six months ended June 30, 2000, investment transactions (excluding short-term securities) were as follows:

                                                  Basic         Value
                                                  Value     International
--------------------------------------------------------------------------
Purchases of investment securities               $ 9,731       $4,715
--------------------------------------------------------------------------
Proceeds from sales and maturities
  of investment securities                       $25,548       $9,853
--------------------------------------------------------------------------

     At June 30, 2000, cost, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                  Basic              Value
                                                  Value          International
-------------------------------------------------------------------------------
Unrealized appreciation                          $16,393            $11,844
Unrealized depreciation                             (898)            (4,425)
-------------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)       $15,495            $ 7,419
-------------------------------------------------------------------------------
Federal income tax cost of investments           $41,934            $33,087
-------------------------------------------------------------------------------


3    Repurchase Agreements

     All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4    Financial Instruments

     Emerging Market Securities - Value International Fund may invest in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

================================================================================

                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

================================================================================

     Forward Foreign Currency Contracts - Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Trustees because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

     For the six months ended June 30, 2000, the Funds had not entered into any forward currency contracts.

5    Line of Credit

     The Funds, along with certain funds distributed by Legg Mason Wood Walker, Incorporated ("LMWW") an affiliate of the Adviser, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the six months ended June 30, 2000, the Funds had no borrowings under the Credit Agreement.

6    Transactions With Affiliates and Related Parties

     The officers of the Trust are shareholders or employees of the Adviser or LMWW. LMWW is affiliated with the Adviser through their common parent company, Legg Mason, Inc. The Adviser became a wholly owned subsidiary of Legg Mason, Inc. in January 1996. Bartlett Capital Trust's investments were managed by the Adviser under the terms of a Management Agreement that was effective through July 20, 1997, wherein the Adviser paid all Fund expenses except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and the agreement to pay the above Fund expenses, each Fund paid the Adviser a fee computed and accrued daily and paid monthly. The fee for Basic Value was computed at an annual rate of 2.00% of the average daily net assets of the Fund up to and including $10,000, 1.50% of such assets from $10,000 up to and including $30,000, and 1.00% of such assets in excess of $30,000. The fee for Value International was computed at an annual rate of 2.00% of the average daily net assets of the Fund up to and including $20,000, 1.75% of such assets from $20,000 up to and including $200,000, and 1.25% of such assets in excess of $200,000.

     On July 15, 1997, the shareholders of the Trust approved an Investment Management and Administration Agreement, under which the Adviser receives for its services an advisory fee from each Fund, computed daily and payable monthly, at annual rates of each Fund's average daily net assets.

     The Adviser has agreed to waive its fees in any month to the extent the Funds' expenses for each class (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month the expense limitations shown in the following chart:

                                                  Basic           Value
                                                  Value       International
----------------------------------------------------------------------------
Advisory Fee                                      0.75%           1.25%
----------------------------------------------------------------------------
Expense Limitation

  Class A                                         1.15%           1.80%
  Class C                                         1.90%           2.55%
  Class Y                                         0.90%           1.55%
----------------------------------------------------------------------------

================================================================================

                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

================================================================================

     Fees in excess of these limits will be waived through April 30, 2001. For all classes of the Funds, advisory fees waived for the six months ended June 30, 2000, and amounts due to the Adviser at June 30, 2000, were as follows:

                                            Basic              Value
                                            Value          International
------------------------------------------------------------------------
Advisory Fees Waived                         $51               $65
------------------------------------------------------------------------
Advisory Fees Payable                        $29               $31
------------------------------------------------------------------------

     LM Financial Partners, Inc., distributor of the Funds and an affiliate of the Adviser, receives from each Fund an annual service fee of 0.25% of the average daily net assets of each Fund's Class A shares and distribution and service fees at an annual rate of 0.75% and 0.25%, respectively, of average daily net assets of each Fund's Class C shares. These fees are calculated daily and paid monthly. At June 30, 2000, distribution and service fees waived were $4 and $10 for Basic Value and Value International, respectively.

     LMWW has an agreement with the funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMWW the following amounts for the six months ended June 30, 2000: Basic Value, $2 and Value International, $4.

7    Fund Share Transactions

     The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series, all without par value. Shares of two series, consisting of the Funds, have been authorized. The shares of beneficial interest of each Fund are divided into three classes, designated Class A, Class C and Class Y shares. Share transactions are shown on the following page.

                                              Reinvestment
                                 Sold       of Distributions     Repurchased         Net Change
                           ---------------  ----------------  -----------------  -------------------
                           Shares   Amount  Shares    Amount  Shares     Amount  Shares      Amount
----------------------------------------------------------------------------------------------------
Basic Value
-- Class A Shares

   Six Months Ended

    June 30, 2000*             83   $1,176    218    $ 3,081  (1,298)  $(18,455)   (997)   $(14,198)
   Year Ended
    December 31, 1999         289    4,669    898     13,049  (2,667)   (46,524) (1,480)    (28,806)

-- Class C Shares
   Six Months Ended

    June 30, 2000*              2   $   21      3    $    45     (28)  $   (399)    (23)   $   (333)
   Year Ended
    December 31, 1999          28      497     17        232     (84)    (1,393)    (39)       (664)

-- Class Y Shares
   Six Months Ended

    June 30, 2000*              0   $    0      1    $    21     (36)  $   (506)    (35)   $   (485)
   Year Ended
    December 31, 1999           2       29     12        175     (84)    (1,460)    (70)     (1,256)

Value International
-- Class A Shares

   Six Months Ended

    June 30, 2000*            549   $7,397      3    $    47    (935)  $(12,614)   (383)   $ (5,170)
   Year Ended
    December 31, 1999         398    4,823    127      1,538  (1,840)   (21,988) (1,315)    (15,627)

-- Class C Shares
   Six Months Ended

    June 30, 2000*             10   $  138     --    $    --     (37)  $   (495)    (27)   $   (357)
   Year Ended
    December 31, 1999          40      499     12        146    (112)    (1,350)    (60)       (705)

-- Class Y Shares
   Six Months Ended

    June 30, 2000*             --    $  --   N.M.    $     4     (18)  $   (244)    (18)   $   (240)
   Year Ended
    December 31, 1999          93       38     10        123    (248)    (2,959)   (235)     (2,798)
----------------------------------------------------------------------------------------------------

* Unaudited.
N.M. - Not meaningful.

                        (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lorrence T. Kellar                 Chairman of the Board and Trustee
Edward A. Taber, III               President and Trustee
A. John W. Campbell                Trustee
Edmund J. Cashman, Jr.             Trustee
Henri Deegenaar                    Trustee
Ian F. H. Grant                    Trustee
William P. Sheehan                 Trustee
Prinz Wolfgang Ysenburg            Trustee
Marie K. Karpinski, CPA            Vice President, Treasurer and Secretary
Madelynn M. Matlock, CFA           Vice President
James A. Miller, CFA               Vice President
Donna M. Prieshoff                 Vice President
James B. Reynolds, CFA             Vice President
Woodrow H. Uible, CFA              Vice President
Thomas A. Steele, CPA              Assistant Treasurer and Assistant Secretary
--------------------------------------------------------------------------------
Investment Adviser                 Bartlett & Co.
                                   Cincinnati, Ohio
Custodian                          State Street Bank & Trust Company
                                   Boston, Massachusetts
Transfer Agent                     Boston Financial Data Services
                                   Boston, Massachusetts
Independent Accountants            PricewaterhouseCoopers LLP
                                   Baltimore, Maryland
Legal Counsel                      Kirkpatrick &Lockhart LLP
                                   Washington, DC
--------------------------------------------------------------------------------

                                Bartlett & Co.
                        ------------------------------
                        REGISTERED INVESTMENT ADVISORS

36 East Fourth Street, Cincinnati, OH 45202-3896 . 513-345-6212 . 800-800-3609
                               .FAX 513-621-6462